Condensed Financial Information of Registrant Prudential plc - Statements of Financial Position (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current assets
Tax recoverable	$ 444	$ 492
Other debtors	3,171	2,054
Cash at bank and in hand	2,492	2,071
Liabilities: amounts falling due within one year
Accruals and deferred income	(702)	(582)
Capital and reserves
Shareholders' funds	20,878	19,477
Prudential plc
Non-current assets
Investments in subsidiary undertakings	12,682	10,444
Amounts owed by subsidiary undertakings		2,000
Total non-current assets	12,682	12,444
Current assets
Amounts owed by subsidiary undertakings	6,722	6,352
Tax recoverable		66
Other debtors	5	4
Cash at bank and in hand	5	54
Total current assets	6,732	6,476
Liabilities: amounts falling due within one year
Commercial paper	(501)	(520)
Amounts owed to subsidiary undertakings	(149)	(141)
Tax payable	(16)	(14)
Accruals and deferred income	(79)	(78)
Total current liabilities	(745)	(753)
Net current assets	5,987	5,723
Total assets less current liabilities	18,669	18,167
Liabilities: amounts falling due after more than one year
Subordinated liabilities	(4,332)	(4,304)
Debenture loans	(1,701)	(690)
Other borrowings	(350)
Total non-current liabilities	(6,383)	(4,994)
Total net assets	12,286	13,173
Capital and reserves
Share capital	173	172
Share premium	2,637	2,625
Profit and loss account	9,476	10,376
Shareholders' funds	$ 12,286	$ 13,173